BOSTON TRUST ASSET MANAGEMENT FUND
BOSTON TRUST ASSET MANAGEMENT FUND

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Innovations Fund (WASMX)

Walden Small Cap Innovations Fund (WASOX)

Supplement dated October 9, 2014 to the

Prospectus dated August 1, 2014

Effective immediately, the “Fees and Expenses of the Fund” table appearing on page 1 of  the Prospectus of the Boston Trust Asset Management Fund, is restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Asset Management Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BOSTON TRUST ASSET MANAGEMENT FUND
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BOSTON TRUST ASSET MANAGEMENT FUND
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		0.93%
[1]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2015 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Please retain this supplement for future reference.